Other disclosures - Related party transactions - Remuneration of non-executive directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ 20,544	€ 18,355	€ 4,654
Non-executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	355,000	320,000	223,930
Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	77,500	77,500	55,000
David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	50,000	50,000	45,930
Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	55,000	55,000	45,000
Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	42,500	42,500	35,000
Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	52,500	52,500	€ 43,000
A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	42,500	€ 42,500
James M Daly
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ 35,000